LEASES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases
LEASES

NOTE 3 – LEASES:

a.	Omer office space

In December 2020, Odysight.ai entered into a lease agreement for office space in Omer, Israel (“original space”), with the 36-month term for such agreement beginning on January 1, 2021. In March 2021, Odysight.ai entered into a lease agreement for additional office space in Omer, Israel (“additional space”), with the term for such agreement is ending December 31, 2023.

On June 25, 2023, Odysight.ai entered into an amendment to these agreements, pursuant to which the lease for the additional space will be shortened and end on June 30, 2023 and the lease for the original space will be extended for an additional five years until December 31, 2028. It was also agreed that Odysight.ai has an option to terminate the agreement for the original space after three years.

Monthly lease payments under the agreement for the original space are approximately $7 thousand.

b.	Ramat Gan office space

In December 2022, Odysight.ai entered into a lease agreement for office space in Ramat Gan, Israel. The agreement is for 12 months beginning on December 14, 2022 and the Company has an option to extend the lease period for an additional one year. The Company does not expect to extend the lease period. Therefore, the Company has elected to use the practical expedient regarding short-term leases. Monthly lease payments under the agreement are $3 thousand.

In May 2023, Odysight.ai entered into an additional lease agreement for office space in Ramat Gan, Israel. The agreement is for 48 months beginning on July 1, 2023 and the Company has an option to extend the lease period for an additional two years. The Company does not currently expect to extend the lease period. Monthly lease payments under the agreement are in the amount of approximately $24 thousand.

Odysight.ai subleases part of the additional office space in Ramat Gan to a third party for approximately $7 thousand per month.

Supplemental cash flow information related to operating leases was as follows:

	Nine months ended September 30,		Three months ended September 30,
	2023	2022	2023	2022
	Unaudited
	USD in thousands

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	262	203	143	67

As of September 30, 2023, the Company’s operating leases had a weighted average remaining lease term of 0.89 years and a weighted average discount rate of 6%.

Future lease payments under operating leases as of September 30, 2023 were as follows:

Operating leases
USD in thousands
Remainder of 2023	138
2024	542
2025	502
2026	382
2027	148
Total future lease payments	1,712
Less imputed interest	(227)
Total lease liability balance	1,485

ODYSIGHT.AI INC. (Formerly known as ScoutCam Inc.)

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 11 - LEASES

On December 31, 2022, the Group’s ROU assets and lease liabilities for operating leases totaled $307 thousand and $263 thousand, respectively.

On December 31, 2021, the Group’s ROU assets and lease liabilities for operating leases totaled $482 thousand and $459 thousand, respectively.

In December 2020, ScoutCam entered into a lease agreement for office space in Omer, Israel. The agreement is for 36 months beginning January 1, 2021. In March 2021, ScoutCam entered into a lease agreement for additional office space in Omer, Israel. The agreement is until December 31, 2023. Monthly lease payments under the agreements are approximately $12 thousand. ScoutCam subleases part of the office space to a third party for $3 thousand per month.

In December 2022, ScoutCam entered into a lease agreement for office space in Ramat Gan, Israel. The agreement is for 12 months beginning on December 14, 2022. The agreement expires on December 14, 2023, and the Company has an option to extend the lease period for an additional one year. The Company doesn’t expect to extend the lease period. Therefore, the Company has elected to use the practical expedient regarding short-term leases. Monthly lease payments under the agreements are $3 thousand.

In addition, the Company leases vehicles under various operating lease agreements.

Operating lease expenses were $264 thousand and $202 thousand for the years ended December 31, 2022 and 2021, respectively.

Supplemental cash flow information related to operating leases during the period presented was as follows:

	Year ended December 31,
	2022	2021
	USD in thousands
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	261	202

Lease term and discount rate related to operating leases as of the period presented were as follows:

	December 31,
	2022	2021
	USD in thousands
Weighted-average remaining lease term (in years)	0.84	0.76
Weighted-average discount rate	6%	6%

The maturities of lease liabilities under operating leases as of December 31, 2022 are as follows:

USD in thousands
2023	206
2024	54
2025	16
Total undiscounted lease payments	276
Less: Imputed interest	(13)
Total lease liabilities	263